Equity settled share-based payments - Restricted share units (Details)		1 Months Ended												6 Months Ended		12 Months Ended
	Mar. 20, 2024 $ / shares	Dec. 31, 2025 CNY (¥) tranche $ / shares shares	Sep. 30, 2025 $ / shares shares	Jul. 31, 2025 $ / shares shares	Jun. 30, 2025 $ / shares shares	Mar. 31, 2025 $ / shares shares	Jan. 31, 2025 $ / shares shares	Oct. 31, 2024 tranche $ / shares shares	Mar. 31, 2024 shares	Oct. 31, 2023 tranche $ / shares shares	Jun. 30, 2023 CNY (¥) tranche	Mar. 31, 2023 $ / shares shares	Oct. 31, 2022 tranche $ / shares shares	Dec. 31, 2023 CNY (¥) $ / shares	Dec. 31, 2023 CNY (¥) tranche shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Jun. 30, 2023 CNY (¥) $ / shares	Jun. 30, 2023 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)
Equity settled share-based payments
Total compensation expense | ¥															¥ 46,432,000	¥ 367,869,000			¥ 85,184,000		¥ 62,882,000
Restricted share units
Equity settled share-based payments
Grants to purchase ordinary shares															103,200						1,333,360
Purchase price per share | $ / shares														$ 0.036						$ 0.036
Granted fair value share option		¥ 115,902,000									¥ 186,116,000			$ 4,812,000	¥ 4,812,000	¥ 115,902,000		¥ 847,747,000	847,747,000	$ 186,116,000	¥ 186,116,000	$ 16,200,000	$ 118,087,000	$ 674,000	$ 27,004,000
Total compensation expense															¥ 38,839,000		$ 131,226,000		¥ 79,305,000		¥ 28,963,000
Restricted share units | Minimum
Equity settled share-based payments
Number of tranches | tranche											3				3
Vesting period																					2 years
Restricted share units | Maximum
Equity settled share-based payments
Number of tranches | tranche											5				5
Vesting period																					4 years
Restricted share units | Vesting tranche one
Equity settled share-based payments
Grants to purchase ordinary shares for which performance targets were set		10,846														10,846						10,846
Restricted share units | Vesting tranche two
Equity settled share-based payments
Grants to purchase ordinary shares for which performance targets were set		97,614														97,614						97,614
Restricted share units | Vesting tranche three
Equity settled share-based payments
Grants to purchase ordinary shares for which performance targets were set		3,089,548														3,089,548						3,089,548
Restricted share units issued on October 2022
Equity settled share-based payments
Grants to purchase ordinary shares													143,436
Purchase price per share | $ / shares													$ 0
Number of tranches | tranche													2
Restricted share units issued on October 2022 | Vesting tranche two
Equity settled share-based payments
Vesting period													1 year
Restricted share units issued on March 2023
Equity settled share-based payments
Grants to purchase ordinary shares												5,084,800
Purchase price per share | $ / shares												$ 0.036
Restricted share units issued on March 2023 | Vesting tranche one
Equity settled share-based payments
Vesting percentage																20.00%	20.00%
Restricted share units issued on March 2023 | Vesting tranche two
Equity settled share-based payments
Vesting percentage												20.00%
Restricted share units issued on March 2023 | Vesting tranche three
Equity settled share-based payments
Vesting percentage												20.00%
Restricted share units issued on March 2023 | Vesting tranche five
Equity settled share-based payments
Vesting percentage												20.00%
Restricted share units issued on October 2023
Equity settled share-based payments
Grants to purchase ordinary shares										22,472
Purchase price per share | $ / shares										$ 0
Number of tranches | tranche										4
Restricted share units issued on March 2024
Equity settled share-based payments
Grants to purchase ordinary shares									20,871,490
Purchase price per share | $ / shares	$ 0.00001
Restricted share units issued on March 2024 | Vesting tranche one
Equity settled share-based payments
Vesting percentage																			10.00%
Grants to purchase ordinary shares for which performance targets were set																		2,087,149	2,087,149				2,087,149
Restricted share units issued on March 2024 | Vesting tranche two
Equity settled share-based payments
Vesting percentage																			10.00%
Grants to purchase ordinary shares for which performance targets were set																		18,784,341	18,784,341				18,784,341
Restricted share units issued on March 2024 | Vesting tranche three
Equity settled share-based payments
Vesting percentage																			15.00%
Restricted share units issued on March 2024 | Vesting tranche four
Equity settled share-based payments
Vesting percentage																			20.00%
Restricted share units issued on March 2024 | Vesting tranche five
Equity settled share-based payments
Vesting percentage																			45.00%
Restricted share units issued on October 2024
Equity settled share-based payments
Grants to purchase ordinary shares								39,300											686,680
Purchase price per share | $ / shares								$ 0										¥ 0.036
Number of tranches | tranche								4
Restricted share units issued on March 2025, one
Equity settled share-based payments
Grants to purchase ordinary shares						240,960
Purchase price per share | $ / shares						$ 0.036
Restricted share units issued on March 2025, one | Minimum
Equity settled share-based payments
Vesting period						3 years
Restricted share units issued on March 2025, one | Maximum
Equity settled share-based payments
Vesting period						5 years
Restricted share units issued on June 2025, one
Equity settled share-based payments
Grants to purchase ordinary shares					45,200
Purchase price per share | $ / shares					$ 0.00001
Restricted share units issued on September 2025, one
Equity settled share-based payments
Grants to purchase ordinary shares			102,000
Purchase price per share | $ / shares			$ 0.00001
Restricted share units issued on September 2025, one | Minimum
Equity settled share-based payments
Vesting period			3 years
Restricted share units issued on September 2025, one | Maximum
Equity settled share-based payments
Vesting period			5 years
Restricted share units issued on December 2025, one
Equity settled share-based payments
Grants to purchase ordinary shares		93,800
Purchase price per share | $ / shares		¥ 0.00001
Restricted share units issued on December 2025, one | Minimum
Equity settled share-based payments
Vesting period		3 years
Restricted share units issued on December 2025, one | Maximum
Equity settled share-based payments
Vesting period		5 years
Restricted share units issued on March 2025, two
Equity settled share-based payments
Grants to purchase ordinary shares						534,398
Purchase price per share | $ / shares						$ 0.00001
Restricted share units issued on March 2025, two | Vesting tranche one
Equity settled share-based payments
Vesting percentage						11.11%
Restricted share units issued on March 2025, two | Vesting tranche two
Equity settled share-based payments
Vesting percentage						16.67%
Restricted share units issued on March 2025, two | Vesting tranche three
Equity settled share-based payments
Vesting percentage						22.22%
Restricted share units issued on March 2025, two | Vesting tranche four
Equity settled share-based payments
Vesting percentage						50.00%
Restricted share units issued on June 2025, two
Equity settled share-based payments
Grants to purchase ordinary shares					69,700
Purchase price per share | $ / shares					$ 0.00001
Restricted share units issued on June 2025, two | Minimum
Equity settled share-based payments
Vesting period					3 years
Restricted share units issued on June 2025, two | Maximum
Equity settled share-based payments
Vesting period					5 years
Restricted share units issued on June 2025, two | Vesting tranche one
Equity settled share-based payments
Vesting percentage					11.11%
Restricted share units issued on June 2025, two | Vesting tranche two
Equity settled share-based payments
Vesting percentage					16.67%
Restricted share units issued on June 2025, two | Vesting tranche three
Equity settled share-based payments
Vesting percentage					22.22%
Restricted share units issued on June 2025, two | Vesting tranche four
Equity settled share-based payments
Vesting percentage					50.00%
Restricted share units issued on September 2025, two
Equity settled share-based payments
Grants to purchase ordinary shares			46,470
Purchase price per share | $ / shares			$ 0.00001
Restricted share units issued on September 2025, two | Vesting tranche one
Equity settled share-based payments
Vesting percentage			11.11%
Restricted share units issued on September 2025, two | Vesting tranche two
Equity settled share-based payments
Vesting percentage			16.67%
Restricted share units issued on September 2025, two | Vesting tranche three
Equity settled share-based payments
Vesting percentage			22.22%
Restricted share units issued on September 2025, two | Vesting tranche four
Equity settled share-based payments
Vesting percentage			50.00%
Restricted share units issued on December 2025, two
Equity settled share-based payments
Grants to purchase ordinary shares		13,440
Purchase price per share | $ / shares		¥ 0.036
Number of tranches | tranche		3
Restricted share units issued on March 2025, three
Equity settled share-based payments
Grants to purchase ordinary shares						77,440
Purchase price per share | $ / shares						$ 0.00001
Restricted share units issued on July 2025, one
Equity settled share-based payments
Grants to purchase ordinary shares				557,640
Purchase price per share | $ / shares				$ 0.00001
Restricted share units issued on July 2025, one | Vesting tranche one
Equity settled share-based payments
Vesting percentage				11.11%
Restricted share units issued on July 2025, one | Vesting tranche two
Equity settled share-based payments
Vesting percentage				16.67%
Restricted share units issued on July 2025, one | Vesting tranche three
Equity settled share-based payments
Vesting percentage				22.22%
Restricted share units issued on July 2025, one | Vesting tranche four
Equity settled share-based payments
Vesting percentage				50.00%
Restricted share units issued on July 2025, two
Equity settled share-based payments
Grants to purchase ordinary shares				1,208,850
Purchase price per share | $ / shares				$ 0.00001
Restricted share units issued on July 2025, two | Vesting tranche one
Equity settled share-based payments
Vesting percentage				20.00%
Restricted share units issued on July 2025, two | Vesting tranche two
Equity settled share-based payments
Vesting percentage				20.00%
Restricted share units issued on July 2025, two | Vesting tranche three
Equity settled share-based payments
Vesting percentage				20.00%
Restricted share units issued on July 2025, two | Vesting tranche four
Equity settled share-based payments
Vesting percentage				20.00%
Restricted share units issued on July 2025, two | Vesting tranche five
Equity settled share-based payments
Vesting percentage				20.00%
Restricted share units issued on July 2025, three
Equity settled share-based payments
Grants to purchase ordinary shares				595,050
Purchase price per share | $ / shares				$ 0.00001
Restricted share units issued on July 2025, three | Vesting tranche one
Equity settled share-based payments
Vesting percentage				20.00%
Restricted share units issued on July 2025, three | Vesting tranche two
Equity settled share-based payments
Vesting percentage				20.00%
Restricted share units issued on July 2025, three | Vesting tranche three
Equity settled share-based payments
Vesting percentage				20.00%
Restricted share units issued on July 2025, three | Vesting tranche four
Equity settled share-based payments
Vesting percentage				20.00%
Restricted share units issued on July 2025, three | Vesting tranche five
Equity settled share-based payments
Vesting percentage				20.00%
Restricted share units issued on January 2025
Equity settled share-based payments
Grants to purchase ordinary shares							108,460
Purchase price per share | $ / shares							$ 0.00001
Restricted share units issued on January 2025 | Vesting tranche one
Equity settled share-based payments
Vesting percentage							10.00%
Restricted share units issued on January 2025 | Vesting tranche two
Equity settled share-based payments
Vesting percentage							10.00%
Restricted share units issued on January 2025 | Vesting tranche three
Equity settled share-based payments
Vesting percentage							15.00%
Restricted share units issued on January 2025 | Vesting tranche four
Equity settled share-based payments
Vesting percentage							20.00%
Restricted share units issued on January 2025 | Vesting tranche five
Equity settled share-based payments
Vesting percentage							45.00%